Note Transfers of financial assets and servicing assets (Fair value of purchased and originated MSRs, their related valuation assumptions and sensitivity) (Detail) - Residential Mortgage - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted average life	10 years 10 months	10 years 10 months
Prepayment speed	5.00%	4.50%
Originated MSRs
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 69,400	$ 73,951
Weighted average life	7 years 1 month	7 years 4 months
Prepayment speed	5.10%	5.10%
Impact on fair value of 10% adverse change	$ (1,430)	$ (1,503)
Impact on fair value of 20% adverse change	$ (2,817)	$ (2,976)
Discount rate	11.50%	11.50%
Impact on fair value of 10% adverse change	$ (3,125)	$ (3,091)
Impact on fair value of 20% adverse change	(6,019)	(5,971)
Purchased MSRs
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 100,377	$ 94,080
Weighted average life	6 years 7 months	6 years 6 months
Prepayment speed	5.50%	5.70%
Impact on fair value of 10% adverse change	$ (2,200)	$ (2,070)
Impact on fair value of 20% adverse change	$ (4,328)	$ (3,999)
Discount rate	11.00%	11.00%
Impact on fair value of 10% adverse change	$ (4,354)	$ (3,785)
Impact on fair value of 20% adverse change	$ (8,394)	$ (7,235)